Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity
19.	EQUITY

(a)	Capital stock

The capital stock of Mechel OAO consists of 497,969,086 authorized common shares with par value of 10 Russian rubles (approximately $0.0002), of which 416,270,745 common shares were outstanding as of December 31, 2014 and 2013.

(b)	Preferred shares

On April 30, 2008, Mechel’s Extraordinary Shareholders’ Meeting adopted changes to its Charter, authorizing up to 138,756,915 preferred shares with a nominal value of 10 Russian rubles each for future issuances (representing 25% of the Mechel OAO’s share capital). Under the Russian law and the Mechel OAO’s Charter, these stocks are non-cumulative and have no voting rights, unless dividends are not paid in the year. The dividend yield is also fixed by the Charter and amounts to 0.2% of Mechel’s consolidated net income per 1% of preferred stocks issued.

(c)	Dividends

In accordance with applicable legislation, Mechel and its subsidiaries can distribute all profits as dividends or transfer them to reserves. Dividends may only be declared from accumulated undistributed and unreserved earnings as shown in the statutory financial statements of both Russian and foreign Group’s subsidiaries. Dividends from Russian companies are generally subject to a 13% withholding tax for residents (9% for the periods prior to 2015) and 15% for non-residents, which could be reduced or eliminated if paid to foreign owners under certain applicable double tax treaties.

Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% (if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (over 50%) interest in the share capital of the dividend payer for a period over one year and the residence of the dividend distribution company is not included into the Ministry of Finance offshore list.

Approximately $2,727,554 and $6,104,529 of statutory undistributed earnings were available for dividends as of December 31, 2014 and 2013, respectively.

On June 20, 2014, one of the Group’s subsidiaries declared a dividend of 1,670 thousand Russian rubles ($50) and Mechel declared a dividend of 4,163 thousand Russian rubles ($124) to the holders of preferred shares for 2013. The dividends declared for 2013 were partially paid to the shareholders in the amount of $26 as of December 31, 2014.

On June 20, 2013, one of the Group’s subsidiaries declared a dividend of 285,105 thousand Russian rubles ($8,876) to its common shareholders and, on June 28, 2013, Mechel declared 4,163 thousand Russian rubles ($127) to the holders of preferred shares for 2012. In August 2013, the dividends on preferred shares declared for 2012 were paid in full amount.

(d)	Earnings per share

Net income (loss) per common share for all periods presented was determined in accordance with FASB ASC 260, “Earnings Per Share” (“ASC 260”), by dividing income (loss) available to shareholders by the weighted average number of shares outstanding during the three years ended December 31:

	2014	2013	2012
Net loss from continuing operations	(2,885,954)	(1,704,870)	(1,278,660)
Less: Net income from continuing operations attributable to noncontrolling interests	31,054	(5,543)	(23,510)
Dividends paid on preferred stock	(124)	(127)	(79,056)

Net loss from continuing operations attributable to common shareholders of Mechel OAO	(2,855,024)	(1,710,540)	(1,381,226)

Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

Loss per share from continuing operations (in U.S. dollars)	(6.86)	(4.11)	(3.32)

	2014	2013	2012
Net loss from discontinued operations	(1,473,780)	(1,218,097)	(386,225)
Less: Net loss from discontinued operations attributable to noncontrolling interests	(6,746)	496	23,827

Net loss from discontinued operations attributable to common shareholders of Mechel OAO	(1,480,526)	(1,217,601)	(362,398)

Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

Loss per share effect of discontinued operations (in U.S. dollars)	(3.56)	(2.92)	(0.87)

Net loss attributable to common shareholders of Mechel OAO for the years ended December 31, 2014, 2013 and 2012 has been computed by adding the dividends on preferred shares for the years then ended, declared on June 30, 2014, June 28, 2013 and June 30, 2012 in the amount of $124, $127 and $79,056, respectively, to net loss attributable to shareholders of Mechel OAO.

The total weighted-average number of common shares outstanding during the period was as follows:

Dates outstanding	Shares outstanding	Fraction of period (days)	Weighted-average number of shares

2012
Common shares: January 1 — December 31	416,270,745	366	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

2013
Common shares: January 1 — December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

2014
Common shares: January 1 — December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

There were no dilutive securities issued as of December 31, 2014, 2013 and 2012.

(e)	Acquisitions of noncontrolling interests

In November 2013, the Group purchased 1.31% of Mechel Mining OAO from the Controlling Shareholder for $57,985 cash consideration. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired of $54,952 was attributed to additional paid-in capital. The acquired shares were pledged under the credit agreement between the seller and Gazprombank as of the date of transaction but the pledge was released by the end of the year. The Group has 99.999995% of voting shares of Mechel Mining as of December 31, 2014.

During the period from August 2013 through November 2013, the Group purchased 4.40% of KMP from non-controlling shareholders for $29,158 cash consideration. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $8,720, was attributed to additional paid-in capital.

In March 2013, the Group purchased 0.21% of Tomusinsky Open Pit Mine (“TOPM”) from noncontrolling shareholders for $33 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $619, was attributed to additional paid-in capital.

In March 2012, the Group purchased 0.03% of BMP from noncontrolling shareholders for $33 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $21, was attributed to additional paid-in capital.

In October 2012, the Group purchased 1.63% of Izhstal from noncontrolling shareholders for $595 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $160, was attributed to additional paid-in capital.